UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-00487_____________

_ Security Large Cap Value Fund _

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Large Cap Value Fund

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ September 30______

Date of reporting period: __June 30, 2013_______

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 93.0%
Financials - 25.6%
Wells Fargo & Co.	55,840	$2,304,517
American International Group, Inc.*	36,042	1,611,077
JPMorgan Chase & Co.	30,010	1,584,228
Allstate Corp.	24,955	1,200,835
Berkshire Hathaway, Inc. — Class A*	7	1,180,200
Aon plc	17,435	1,121,942
State Street Corp.	12,850	837,949
Reinsurance Group of America, Inc. — Class A	11,495	794,419
U.S. Bancorp	16,073	581,039
Bank of America Corp.	43,080	554,009
CME Group, Inc. — Class A	6,670	506,787
Ocwen Financial Corp.*	9,900	408,078
Home Loan Servicing Solutions Ltd.	15,400	369,138
Citigroup, Inc.	6,700	321,399
BB&T Corp.	8,571	290,386
PNC Financial Services Group, Inc.	3,960	288,763
NASDAQ OMX Group, Inc.	8,400	275,436
Berkshire Hathaway, Inc. — Class B*	625	69,950
Total Financials		14,300,152
Energy - 18.5%
Chevron Corp.	16,755	1,982,787
Apache Corp.	14,997	1,257,198
Cameco Corp.	54,000	1,115,640
Halliburton Co.	23,875	996,065
Whiting Petroleum Corp.*	18,095	833,998
Exxon Mobil Corp.	8,360	755,326
McDermott International, Inc.*	92,055	753,010
Marathon Oil Corp.	19,200	663,935
ConocoPhillips	10,875	657,938
Phillips 66	10,115	595,875
Chesapeake Energy Corp.	19,905	405,664
Williams Companies, Inc.	11,380	369,509
Total Energy		10,386,945
Industrials - 10.9%
URS Corp.	32,270	1,523,790
Republic Services, Inc. — Class A	38,070	1,292,096
United Technologies Corp.	12,680	1,178,479
Parker Hannifin Corp.	11,965	1,141,461
Quanta Services, Inc.*	37,090	981,401
Total Industrials		6,117,227
Information Technology - 9.3%
TE Connectivity Ltd.	32,170	1,465,021
Computer Sciences Corp.	33,205	1,453,383
Cisco Systems, Inc.	53,280	1,295,237
Hewlett-Packard Co.	27,031	670,369
NetApp, Inc.	7,695	290,717
Mercury Systems, Inc.*	7,566	69,759
Total Information Technology		5,244,486
Consumer Staples - 8.6%
CVS Caremark Corp.	28,940	1,654,789
Wal-Mart Stores, Inc.	17,465	1,300,968
Mondelez International, Inc. — Class A	25,230	719,812
Bunge Ltd.	9,930	702,746
Kraft Foods Group, Inc.	8,491	474,392
Total Consumer Staples		4,852,707
Health Care - 6.6%
Aetna, Inc.	29,650	1,883,961
UnitedHealth Group, Inc.	12,215	799,838
Teva Pharmaceutical Industries Ltd. ADR	15,155	594,076
Covidien plc	6,445	405,004
Forest Laboratories, Inc.*	592	24,272
Total Health Care		3,707,151
Consumer Discretionary - 6.6%
Time Warner, Inc.	25,665	1,483,950
Lowe's Companies, Inc.	27,230	1,113,707
Harman International Industries, Inc.	12,130	657,446
DeVry, Inc.	14,240	441,725
Total Consumer Discretionary		3,696,828
Materials - 3.4%
Dow Chemical Co.	41,620	1,338,915
Coeur Mining, Inc.*	43,325	576,223
Total Materials		1,915,138
Utilities - 2.9%
Edison International	33,715	1,623,714
Telecommunication Services - 0.6%
Windstream Corp.	46,141	355,747
Total Common Stocks
(Cost $41,169,371)		52,200,095
EXCHANGE TRADED FUNDS† - 2.8%
iShares Russell 1000 Value ETF	18,960	1,588,658
Total Exchange Traded Funds
(Cost $1,371,123)	1,588,658
Total Investments - 95.8%
(Cost $42,540,494)	$53,788,753
Other Assets & Liabilities, net - 4.2%	2,342,325
Total Net Assets - 100.0%	$56,131,078

Other Information (unaudited)

* Non-income producing security.
† Value determined based on Level 1 inputs — See Note 2.

ADR	—	American Depositary Receipt
plc	—	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Large Cap Value Fund	$53,788,753	$–	$–	$53,788,753

For the period ended June 30, 2013, there were no transfers between levels.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Security Large Cap Value Fund ___

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date August 26, 2013

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Treasurer

Date August 26, 2013

* Print the name and title of each signing officer under his or her signature.